PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Depreciation and amortization expense related to property, plant and equipment, net	$ 161	$ 162	$ 158
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,753	2,732
Less: accumulated depreciation and amortization	(1,776)	(1,711)
Total	977	1,021
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,593	1,590
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	506	485
Capitalized software costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	374	362
Land and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	122	119
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	79	96
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 79	$ 80